Operating expenses and other operating income (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Schedule of operating expenses by nature	Operating expenses by nature

EURm	2025	2024	2023
Personnel expenses	7 831	7 563	7 294
Material and customer contract related expenses	8 609	7 660	9 947
Depreciation and amortization	1 119	973	1 012
IT services	370	370	388
Impairment charges	18	97	24
Other(1)	1 099	972	964
Total	19 046	17 635	19 629
(1)In 2025, Nokia changed the presentation of gains and losses from venture fund investments from selling, general and administrative expenses and other operating income to financial income. The comparative amounts for 2024 and
2023 have been recast accordingly.

Schedule of other operating income and expenses	Other operating income (1)

EURm	2025	2024	2023
Gain on sale of property, plant and equipment	22	95	139
Gain on sale of associated companies	—	192	—
Gain on sale of businesses	—	70	29
Other	20	28	56
Total	42	385	224
(1)In 2025, Nokia changed the presentation of gains and losses from venture fund investments from selling, general and administrative expenses and other operating income to financial income. The comparative amounts for 2024 and
2023 have been recast accordingly.
Other operating expenses

EURm	2025	2024	2023
Changes in provisions	4	(8)	37
Expected credit losses on trade receivables(1)	45	122	(5)
Foreign exchange gains on hedging forecasted sales and purchases	81	23	94
Other	(18)	(32)	(23)
Total	112	105	103
(1)In 2024, includes a decrease in loss allowance of EUR 111 million related to credit-
impaired trade receivables for which payments were received. Refer to Note 4.5.
Trade receivables and other customer-related balances.